Shareholders' equity - Categories of Authorized, Subscribed and Fully Paid-up Capital shares (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Mar. 09, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Number of shares outstanding	189,408,960		189,408,960
Percentage of equity acquired	100.00%		100.00%
Capital	R$ 645,447		R$ 645,447
Number of shares authorized to buy back		8,100,000
Percentage of total issued shares that can be bought back		4.28%
Percentage of total outstanding shares that can be bought back		4.51%
Treasury shares	R$ 299,856		R$ 225,954
Founding shareholders
Disclosure of classes of share capital [line items]
Number of shares outstanding	25,291,783		26,982,764
Percentage of equity acquired	13.35%		14.24%
Stones Participacoes S.A.
Disclosure of classes of share capital [line items]
Number of shares outstanding	21,580,000
Percentage of equity acquired	11.39%
Morgan Stanley
Disclosure of classes of share capital [line items]
Number of shares outstanding	13,417,368
Percentage of equity acquired	7.10%
GIC Private Limited
Disclosure of classes of share capital [line items]
Number of shares outstanding			18,900,432
Percentage of equity acquired			9.98%
Absolute Gestao de Investimentos Ltda
Disclosure of classes of share capital [line items]
Number of shares outstanding	9,703,700
Percentage of equity acquired	5.12%
Genesis Asset Managers
Disclosure of classes of share capital [line items]
Number of shares outstanding			10,124,454
Percentage of equity acquired			5.35%
BlackRock Inc
Disclosure of classes of share capital [line items]
Number of shares outstanding			9,950,316
Percentage of equity acquired			5.25%
Treasury shares
Disclosure of classes of share capital [line items]
Number of shares outstanding	13,715,737		9,869,772
Percentage of equity acquired	7.24%		5.21%
Other
Disclosure of classes of share capital [line items]
Number of shares outstanding	105,700,372		113,581,222
Percentage of equity acquired	55.80%		59.97%